Cover	Dec. 23, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 23, 2021
Entity File Number	001-40067
Entity Registrant Name	PARDES BIOSCIENCES, INC.
Entity Central Index Key	0001822711
Entity Tax Identification Number	85-2696306
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2173 Salk Avenue
Entity Address, Address Line Two	Suite 250
Entity Address, Address Line Three	PMB#052
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	415
Local Phone Number	649-8758
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	PRDS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	FS Development Corp. II
Entity Address, Address Line Two	900 Larkspur Landing Circle
Entity Address, Address Line Three	Suite 150
Entity Address, City or Town	Larkspur
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94939